Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (3)	Adj. EBITDA (4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2022	8,936,909	8,936,909	4,361,527	5,387,356	222	191	122.9	459.9
2022	7,096,370	7,096,370	5,851,748	6,409,839	167	122	86.7	289.7
2021	6,235,828	6,235,828	1,513,268	1,400,475	173	172	-74.0	167.2
2020	744,765	744,765	18,331,700	18,341,467	225	129	-111.4	87.7

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2022	Jared Isaacman	Brad Herring, Nancy Disman, Taylor Lauber and Jordan Frankel
2021	Jared Isaacman	Brad Herring, Taylor Lauber and Jordan Frankel
2020	Jared Isaacman	Taylor Lauber and Jordan Frankel

(2)	For the relevant fiscal year, represents the cumulative TSR (the “ Peer Group TSR ”) of the S&P 500 IT Index.
(3)	Net Income figures have been updated from prior year’s definitive proxy statement to include income derived from noncontrolling interests.
(4)
Adjusted EBITDA is a
non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A. These figures have
been updated from last year’s definitive proxy statement to reflect adjustments used to determine our annual incentive program payout.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the “Summary Compensation Table” for 2023, as adjusted as follows:

Adjustments	2023

	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	8,936,909	4,361,527

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-8,449,978	-3,579,996

Adjustments	2023
	PEO	Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	3,579,996

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,449,978	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	-5,727,204

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	6,753,033

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	0	1,025,829

Compensation Actually Paid (SCT minus deductions plus total adjustments)	8,936,909	5,387,356

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jared Isaacman	Nancy Disman, Taylor Lauber and Jordan Frankel
2022	Jared Isaacman	Brad Herring, Nancy Disman, Taylor Lauber and Jordan Frankel
2021	Jared Isaacman	Brad Herring, Taylor Lauber and Jordan Frankel
2020	Jared Isaacman	Taylor Lauber and Jordan Frankel

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “ Peer Group TSR ”) of the S&P 500 IT Index.
PEO Total Compensation Amount	$ 8,936,909	$ 7,096,370	$ 6,235,828	$ 744,765
PEO Actually Paid Compensation Amount	$ 8,936,909	7,096,370	6,235,828	744,765
Adjustment To PEO Compensation, Footnote

Adjustments	2023

	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	8,936,909	4,361,527

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-8,449,978	-3,579,996

Adjustments	2023
	PEO	Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	3,579,996

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,449,978	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	-5,727,204

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	6,753,033

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	0	1,025,829

Compensation Actually Paid (SCT minus deductions plus total adjustments)	8,936,909	5,387,356

Non-PEO NEO Average Total Compensation Amount	$ 4,361,527	5,851,748	1,513,268	18,331,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,387,356	6,409,839	1,400,475	18,341,467
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2023

	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	8,936,909	4,361,527

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-8,449,978	-3,579,996

Adjustments	2023
	PEO	Average Non- PEO NEOs

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	0	3,579,996

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,449,978	0

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	-5,727,204

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	0	6,753,033

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	0	1,025,829

Compensation Actually Paid (SCT minus deductions plus total adjustments)	8,936,909	5,387,356

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

•	End to End Payments;

•	Gross Revenue less Network Fees; and

•	Adjusted EBITDA.

Total Shareholder Return Amount	$ 222	167	173	225
Peer Group Total Shareholder Return Amount	191	122	172	129
Net Income (Loss)	$ 122,900,000	$ 86,700,000	$ 74,000,000	$ 111,400,000
Company Selected Measure Amount	459.9	289.7	167.2	87.7
PEO Name	Jared Isaacman
Measure:: 1
Pay vs Performance Disclosure
Name	End to End Payments
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue less Network Fees
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Appendix A. These figures have
	been updated from last year’s definitive proxy statement to reflect adjustments used to determine our annual incentive program payout.
PEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,449,978)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,449,978
PEO | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,579,996)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,579,996
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,727,204)
Non-PEO NEO | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,753,033
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,025,829